UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6384

Nuveen Texas Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Texas Quality Income Municipal Fund (NTX)
	May 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.4% (1.0% of Total Investments)
$ 2,235	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 1,978,735
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 10.0% (6.6% of Total Investments)
1,000	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University	3/21 at 100.00	A–	922,860
	Project, Improvement and Refunding Series 2010, 5.000%, 3/01/35
2,000	Laredo Community College District, Wells County, Texas, Combined Fee Revenue Bonds, Series	8/20 at 100.00	AA+	2,032,580
	2010, 5.250%, 8/01/35 – AGM Insured
	Red River Education Finance Corporation, Texas, Revenue Bonds, Hockaday School, Series 2005:
1,170	5.000%, 5/15/27	5/15 at 100.00	AA	1,196,699
1,230	5.000%, 5/15/28	5/15 at 100.00	AA	1,253,591
1,290	5.000%, 5/15/29	5/15 at 100.00	AA	1,310,072
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2003:
1,710	5.000%, 5/01/18 – FGIC Insured	5/13 at 100.00	Baa3	1,710,547
1,795	5.000%, 5/01/19 – FGIC Insured	5/13 at 100.00	Baa3	1,777,589
1,885	5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	Baa3	1,837,310
1,665	Texas State University System, Financing Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	9/14 at 100.00	AA+	1,775,156
	AGM Insured
70	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%,	3/12 at 100.00	AA+	72,057
	3/15/20 – AGM Insured
13,815	Total Education and Civic Organizations			13,888,461
	Energy – 2.0% (1.3% of Total Investments)
3,000	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	10/11 at 100.00	BBB	2,715,750
	Corporation Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)
	Health Care – 14.9% (9.8% of Total Investments)
	Brazoria County Health Facilities Development Corporation, Texas, Revenue Bonds, Brazosport
	Memorial Hospital, Series 2004:
1,745	5.250%, 7/01/20 – RAAI Insured	7/14 at 100.00	BBB–	1,688,637
1,835	5.250%, 7/01/21 – RAAI Insured	7/14 at 100.00	BBB–	1,739,874
1,350	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good	7/20 at 100.00	BBB+	1,209,411
	Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28
1,335	Midland County Hospital District, Texas, Hospital Revenue Bonds, Series 1992, 0.000%, 6/01/11	No. Opt. Call	BBB–	1,270,000
2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/19 at 100.00	Aa3	2,055,060
	Children’s Medical Center Dallas Project, Series 2009, 5.750%, 8/15/39
105	Richardson Hospital Authority, Texas, Hospital Revenue Refunding and Improvement Bonds,	12/11 at 100.00	Baa2	99,681
	Baylor/Richardson Medical Center, Series 1998, 5.625%, 12/01/28
	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,
	Series 2004:
2,000	5.875%, 12/01/24	12/13 at 100.00	Baa2	2,000,680
1,000	6.000%, 12/01/34	12/13 at 100.00	Baa2	962,280
2,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	2,353,000
	Texas Health Resources, Series 2007B, 5.000%, 11/15/42
1,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	1,194,250
	Bonds, Scott & White HealthCare Project, Series 2010, 5.250%, 8/15/40
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AA+	2,107,960
	Bonds, Christus Health, Series 2008, 6.500%, 7/01/37 – AGC Insured
1,720	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/17 at 100.00	Baa2	1,459,970
	Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37
700	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	581,056
	Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37
2,250	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	1,913,108
	Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33
21,790	Total Health Care			20,634,967
	Housing/Multifamily – 1.7% (1.2% of Total Investments)
	Bexar County Housing Finance Corporation, Texas, Insured Multifamily Housing Revenue Bonds,
	Waters at Northern Hills Apartments Project, Series 2001A:
2,000	6.000%, 8/01/31 – NPFG Insured	8/11 at 102.00	Baa1	1,773,600
750	6.050%, 8/01/36 – NPFG Insured	8/11 at 102.00	Baa1	653,438
2,750	Total Housing/Multifamily			2,427,038
	Housing/Single Family – 2.7% (1.8% of Total Investments)
1,276	El Paso Housing Finance Corporation, Texas, GNMA Collateralized Single Family Mortgage Revenue	10/11 at 106.75	AAA	1,343,705
	Bonds, Series 2001A-3, 6.180%, 4/01/33
2,345	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	2,348,963
	5.550%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)
3,621	Total Housing/Single Family			3,692,668
	Long-Term Care – 1.0% (0.7% of Total Investments)
	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement
	Residence, Series 2007:
1,000	5.000%, 7/01/27	7/17 at 100.00	BBB	928,870
600	5.000%, 7/01/37	7/17 at 100.00	BBB	517,134
1,600	Total Long-Term Care			1,446,004
	Materials – 2.2% (1.4% of Total Investments)
3,000	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue	9/11 at 100.50	BBB	3,020,820
	Bonds, International Paper Company, Series 2000A, 6.600%, 3/15/24 (Alternative Minimum Tax)
	Tax Obligation/General – 42.7% (28.2% of Total Investments)
1,260	Bexar County, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004,	6/14 at 100.00	Aaa	1,359,830
	5.000%, 6/15/19
2,000	Borger Independent School District, Hutchison County, Texas, General Obligation Bonds,	2/16 at 100.00	AAA	2,053,360
	Series 2006, 5.000%, 2/15/36
400	Calallen Independent School District, Nueces County, Texas, General Obligation Bonds, School	2/18 at 100.00	AAA	410,392
	Building Series 2008, 5.000%, 2/15/38
1,190	Canutillo Independent School District, El Paso County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,310,464
	2006A, 5.000%, 8/15/22
325	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 – NPFG Insured	8/12 at 100.00	AA–	336,424
2,305	Corpus Christi, Texas, Combination Tax and Municipal Hotel Occupancy Tax Revenue Certificates	9/12 at 100.00	AA+	2,411,053
	of Obligation, Series 2002, 5.500%, 9/01/21 – AGM Insured
1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – AGM Insured	No Opt. Call	AA+	2,036,983
	Fort Bend County Municipal Utility District 25, Texas, General Obligation Bonds, Series 2005:
1,330	5.000%, 10/01/26 – FGIC Insured	10/12 at 100.00	A–	1,336,118
1,320	5.000%, 10/01/27 – FGIC Insured	10/12 at 100.00	A–	1,323,709
3,615	Frisco, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/26 – FGIC Insured	2/16 at 100.00	Aa1	3,794,557
8,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	8/18 at 22.64	AA	1,256,045
	Capital Appreciation Refunding Series 2009, 0.000%, 8/15/39
	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003:
2,500	5.000%, 2/15/20 – AMBAC Insured	2/13 at 100.00	AA+	2,637,575
2,235	5.000%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AA+	2,357,992
5,000	Houston, Texas, General Obligation Bonds, Series 2005E, 5.000%, 3/01/23 – AMBAC Insured	3/15 at 100.00	AA	5,331,250
100	Judson Independent School District, Bexar County, Texas, General Obligation Refunding Bonds,	8/11 at 100.00	Aaa	100,356
	Series 2002, 5.250%, 2/01/21
4,900	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 17.78	AAA	706,188
	Bonds, Series 2006, 0.000%, 8/15/45
1,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 33.01	AAA	235,420
	Bonds, Series 2008, 0.000%, 8/15/36
365	Lone Star College System, Harris and Montgomery Counties, Texas, General Obligation Bonds,	8/19 at 100.00	AAA	382,870
	Series 2009, 5.000%, 8/15/34
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	N/R	1,770,580
	2011A, 7.250%, 4/01/36
1,010	Mercedes Independent School District, Hidalgo County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,103,920
	2005, 5.000%, 8/15/23
5,515	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	Aaa	5,652,213
	2005, 5.000%, 2/15/34
1,500	Montgomery County, Texas, General Obligation Bonds, Refunding Series 2008B, 5.250%, 3/01/32	3/19 at 100.00	AA	1,616,025
2,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aaa	2,112,520
	2008A, 5.250%, 2/15/34
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E,	No Opt. Call	AAA	384,194
	0.000%, 10/01/35
	Roma Independent School District, Texas, General Obligation Bonds, Series 2005:
1,110	5.000%, 8/15/22	8/15 at 100.00	AAA	1,222,365
1,165	5.000%, 8/15/23 – AGM Insured	8/15 at 100.00	AAA	1,273,333
1,250	Southside Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/14 at 100.00	Aaa	1,365,025
	2004A, 5.000%, 8/15/22
1,140	Sunnyvale School District, Texas, General Obligation Bonds, Series 2004, 5.250%, 2/15/25	2/14 at 100.00	AAA	1,235,498
5,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2006A,	4/17 at 100.00	Aaa	5,203,450
	5.000%, 4/01/33 (UB)
1,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008,	4/18 at 100.00	Aaa	1,060,150
	5.000%, 4/01/30 (UB)
1,110	Texas State, General Obligation Bonds, Water Utility, Series 2001, 5.250%, 8/01/23	8/11 at 100.00	Aaa	1,117,393
3,025	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, Series	2/17 at 100.00	AAA	3,162,849
	2007, 5.000%, 2/15/32
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
1,000	0.000%, 8/15/22	8/13 at 61.20	AAA	563,240
1,000	0.000%, 8/15/24	8/13 at 54.88	AAA	501,260
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,500	0.000%, 8/15/43	8/15 at 23.11	AAA	254,235
1,500	0.000%, 8/15/44	8/15 at 21.88	AAA	238,440
425	0.000%, 8/15/45	8/15 at 20.76	AAA	63,491
73,520	Total Tax Obligation/General			59,280,767
	Tax Obligation/Limited – 11.4% (7.5% of Total Investments)
1,000	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.250%, 8/15/38 –	8/19 at 100.00	AA+	1,007,540
	AGM Insured
7,940	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2007,	12/16 at 100.00	AA+	8,125,717
	5.000%, 12/01/36 – AMBAC Insured
	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H:
1,720	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	Baa1	295,651
930	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	Baa1	137,575
3,265	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	Baa1	415,635
	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
2,250	5.250%, 11/15/22 – NPFG Insured	11/11 at 100.00	Baa1	2,093,918
2,475	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	Baa1	282,893
1,470	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	357,166
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA	2,111,300
	5.500%, 9/01/41
1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure	9/19 at 100.00	BBB	1,001,220
	Improvement Facilities, Series 2009, 5.500%, 9/01/29
24,050	Total Tax Obligation/Limited			15,828,615
	Transportation – 13.0% (8.6% of Total Investments)
1,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 –	11/13 at 100.00	A	1,064,940
	NPFG Insured
	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	BBB–	465,133
2,205	0.000%, 1/01/37	No Opt. Call	BBB–	321,489
2,000	0.000%, 1/01/38	No Opt. Call	BBB–	267,020
3,260	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	3,259,870
	Bonds, Series 2005, 5.000%, 1/01/22 – FGIC Insured
2,600	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/11 at 100.00	CCC+	1,939,808
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
1,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	971,420
	5.000%, 11/01/42
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/11 at 100.00	AA+	2,000,420
	AGM Insured (Alternative Minimum Tax)
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	2,713,260
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
395	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	A2	396,908
	5.750%, 1/01/40
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008B:
325	5.750%, 1/01/40	1/18 at 100.00	A2	326,570
225	5.750%, 1/01/40 – NPFG Insured	1/18 at 100.00	A2	226,087
2,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA+	520,050
	0.000%, 1/01/36 – AGC Insured
950	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	950,979
	5.750%, 1/01/38
	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
100	6.100%, 1/01/28	1/19 at 100.00	A2	107,979
2,000	6.250%, 1/01/39	1/19 at 100.00	A2	2,075,560
1,250	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 37.09	BBB+	388,025
	2002A, 0.000%, 8/15/29 – AMBAC Insured
27,755	Total Transportation			17,995,518
	U.S. Guaranteed – 16.9% (11.2% of Total Investments) (4)
295	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and	No Opt. Call	Aaa	284,445
	Refunding Bonds, Series 1992, 0.000%, 8/15/14 – NPFG Insured (ETM)
950	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 (Pre-refunded	8/12 at 100.00	A3 (4)	1,003,818
	8/15/12) – NPFG Insured
2,595	Denton County, Texas, Permanent Improvement General Obligation Bonds, Series 2005, 5.000%,	7/12 at 100.00	AAA	2,726,930
	7/15/25 (Pre-refunded 7/15/12)
500	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, St. Luke’s	8/11 at 100.00	AAA	505,455
	Episcopal Hospital, Series 2001A, 5.500%, 2/15/21 (Pre-refunded 8/15/11)
1,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/14 at 100.00	AAA	1,109,050
	2004, 5.000%, 2/15/20 (Pre-refunded 2/15/14)
1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	Aaa	1,222,690
	Presbyterian Healthcare System, Series 1996B, 5.750%, 6/01/26 – NPFG Insured (ETM)
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/17 at 100.00	AAA	3,456,825
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17)
1,750	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2002, 5.375%,	2/12 at 100.00	AAA	1,809,850
	2/01/20 (Pre-refunded 2/01/12)
1,440	South Texas Community College District, Hidalgo and Starr Counties, Texas, General Obligation	8/12 at 100.00	Aa2 (4)	1,527,883
	Bonds, Series 2002, 5.500%, 8/15/17 (Pre-refunded 8/15/12) – AMBAC Insured
1,930	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%, 3/15/20	3/12 at 100.00	AA+ (4)	1,998,862
	(Pre-refunded 3/15/12) – AGM Insured
1,500	Texas, General Obligation Refunding Bonds, Public Finance Authority, Series 2002, 5.000%,	10/12 at 100.00	Aaa	1,593,840
	10/01/18 (Pre-refunded 10/01/12)
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/12 at 100.00	Baa1 (4)	1,061,090
	Hospital Regional Healthcare Center, Series 2001, 6.000%, 7/01/31 (Pre-refunded 7/01/12)
5,000	University of North Texas, Financing System Revenue Bonds, Series 2001, 5.000%, 4/15/24	4/12 at 100.00	AA+ (4)	5,208,000
	(Pre-refunded 4/15/12) – AGM Insured
21,460	Total U.S. Guaranteed			23,508,738
	Utilities – 15.7% (10.4% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	1,029,325
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,400	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A,	10/11 at 100.00	BBB–	2,401,248
	5.375%, 4/01/19
5,000	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27 –	9/15 at 100.00	A+	5,090,550
	AMBAC Insured
2,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	2,016,080
3,000	Lower Colorado River Authority, Texas, Refunding Revenue Bonds, Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	A1	2,948,100
2,000	Lower Colorado River Authority, Texas, Revenue Bonds, Series 2008, 5.750%, 5/15/37	5/15 at 100.00	A1	2,052,100
1,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	11/11 at 100.00	BBB–	962,630
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)
1,500	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding	7/19 at 102.00	BBB	1,569,390
	Bonds, Central Power and Light Company Project, Series 2009A, 6.300%, 11/01/29
2,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	2,129,380
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Power Agency, Revenue Bonds, Transmission Refunding Series 2010:
640	5.000%, 9/01/34	9/20 at 100.00	A+	645,376
1,000	5.000%, 9/01/40	9/20 at 100.00	A+	1,000,290
23,100	Total Utilities			21,844,469
	Water and Sewer – 15.6% (10.3% of Total Investments)
2,500	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	A1	2,582,125
	2010, 5.875%, 5/01/40
	Coastal Water Authority, Texas, Contract Revenue Bonds, Houston Water Projects, Series 2004:
1,005	5.000%, 12/15/20 – FGIC Insured	12/14 at 100.00	BBB	1,046,285
1,030	5.000%, 12/15/21 – FGIC Insured	12/14 at 100.00	BBB	1,066,720
1,000	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2008C, 5.375%, 3/01/29	3/18 at 100.00	AA	1,065,650
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	3,246,420
	5/15/23 – FGIC Insured
3,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series	12/11 at 100.00	AA+	3,580,500
	2001A, 5.500%, 12/01/17 – AGM Insured
	Irving, Texas, Subordinate Lien Waterworks and Sewerage Revenue Bonds, Series 2004:
1,680	5.000%, 8/15/22 – AMBAC Insured	8/14 at 100.00	Aa1	1,819,406
1,760	5.000%, 8/15/23 – AMBAC Insured	8/14 at 100.00	Aa1	1,889,712
4,000	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2010,	3/20 at 100.00	AA–	4,099,760
	5.250%, 3/01/40
1,260	Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewerage System Revenue Bonds,	3/14 at 100.00	AA–	1,309,073
	Series 2004A, 5.000%, 3/01/22 – NPFG Insured
20,735	Total Water and Sewer			21,705,651
$ 242,366	Total Investments (cost $207,651,041) – 151.2%			209,968,201
	Floating Rate Obligations – (2.9)%			(3,960,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (51.1)% (5)			(70,920,000)
	Other Assets Less Liabilities – 2.8%			3,741,880
	Net Assets Applicable to Common Shares – 100%			$ 138,830,081

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$209,968,201	$ —	$209,968,201

During the period ended May 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2011, the cost of investments was $204,544,510.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 7,420,632
Depreciation	(5,957,072)
Net unrealized appreciation (depreciation) of investments	$ 1,463,560

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Texas Quality Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         July 29, 2011